2. Property and Equipment	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Property, Plant and Equipment [Abstract]
Property and Equipment

2.	PROPERTY AND EQUIPMENT

Property and equipment consist of the following at March 31, 2018 and September 30, 2017:

	Estimated Service Lives	March 31, 2018	September 30, 2017
Furniture, fixtures and equipment	2 - 5 years	$36,485	$11,039
Internally developed software	10 years	169,234	152,000
		205,720	163,039
Less accumulated depreciation and amortization		48,597	35,536
		$157,123	$127,503

Total Depreciation expense for the three months ended March 31, 2018 and 2017 was $7,764 and $3,800, respectively; and $13,062 and $7,600 for the six months ended March 31, 2018 and 2017, respectively.

Property and equipment consist of the following at September 30:

	Estimated Service Lives	2017	2016
Furniture, fixtures and equipment	2 to 5 years	$11,039	$6,994
Internally developed software	10 years	152,000	152,000
		163,039	158,994
Less accumulated depreciation and amortization		35,536	17,914
		$127,503	$141,080

Depreciation expense was $17,622 and $17,625 during the years ended September 30, 2017 and 2016, respectively.